Vanguard S&P Small-Cap 600 Value Index Fund

Summary Prospectus

December 27, 2011

Institutional Shares

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares (VSMVX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
December 27, 2011, are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 (if you are an individual investor), or 888-809-8102
(if you are a client of Vanguard's Institutional Division), or by sending an e-mail request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization value stocks in the United States.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Institutional Shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and Expenses are not included in the
Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.01%
12b-1 Distribution Fee	None
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.10%

Example

The following example is intended to help you compare the cost of investing in the
Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70%.

Primary Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the S&P SmallCap 600® Value Index, which represents the value companies of the S&P SmallCap 600 Index. The Index measures the performance of value stocks of smaller U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies, which could cause the Fund to underperform the overall stock market.

• Investment style risk, which is the chance that returns from small-capitalization value stocks will trail returns from the overall stock market. Historically, small-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The Fund has not been in operation long enough to report a full calendar-year return.
Performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael H. Buek, CFA, Principal of Vanguard. He has managed the Fund since its inception in 2010.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares
To open and maintain an account	$5 million
To add to an existing account	Generally $100 (other than by Automatic Investment
Plan, which has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares—Fund Number 1846

CFA® is a trademark owned by CFA Institute.
This fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and its affiliates (“S&P”). S&P makes no representation, condition or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P SmallCap 600 Value Index to track the performance of certain financial markets and/or sections thereof and/or of groups of assets or asset classes.
S&P’s only relationship to the Vanguard Group, Inc. is the licensing of certain trademarks and trade names and of the S&P
SmallCap 600 Value Index, which are determined, composed and calculated by S&P without regard to the Vanguard Group,
Inc. or the fund. S&P has no obligation to take the needs of the Vanguard Group, Inc. or the owners of the fund into consideration in determining, composing or calculating the S&P SmallCap 600 Value Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P SmallCap 600 Value Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, condition or representation, express or implied, as to results to be obtained by the Vanguard Group, Inc., owners of the fund, or any other person or entity from the use of the S&P SmallCap 600 Value Index or any data included therein. S&P makes no express or implied warranties, representations or conditions, and expressly disclaims all warranties or conditions of merchantability or fitness for a particular purpose or use and any other express or implied warranty or condition with respect to the S&P
SmallCap 600 Value Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P
SmallCap 600 Value Index Index or any data included therein, even if notified of the possibility of such damage.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SPI 1846 122011